UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 70.0%	Shares	Value (000)
The New Economy Fund, Class R-6	7,673,070	$312,524
New Perspective Fund, Class R-6	11,961,883	468,787
New World Fund, Inc., Class R-6	5,765,064	312,524
		1,093,835
Growth-and-income funds 30.0%
Capital World Growth and Income Fund, Class R-6	9,840,181	468,786
Total investment securities 100.0% (cost: $1,458,515,000)		1,562,621
Other assets less liabilities 0.0%		(503)
Net assets 100.0%		$1,562,118
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$117,504
Gross unrealized depreciation on investment securities	(13,597)
Net unrealized appreciation on investment securities	103,907
Cost of investment securities	1,458,714
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 70.0%	Shares	Value (000)
AMCAP Fund, Class R-6	31,882,445	$917,258
EuroPacific Growth Fund, Class R-6	15,131,457	764,592
SMALLCAP World Fund, Inc., Class R-6	9,021,996	458,588
		2,140,438
Growth-and-income funds 30.0%
Fundamental Investors, Class R-6	17,109,829	917,258
Total investment securities 100.0% (cost: $2,835,350,000)		3,057,696
Other assets less liabilities 0.0%		(1,174)
Net assets 100.0%		$3,056,522
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$222,132
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	222,132
Cost of investment securities	2,835,564
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 20.0%	Shares	Value (000)
The Growth Fund of America, Class R-6	20,752,487	$951,917
Growth-and-income funds 40.0%
Capital World Growth and Income Fund, Class R-6	20,007,072	953,137
The Investment Company of America, Class R-6	25,369,054	952,101
		1,905,238
Equity-income and Balanced funds 25.0%
Capital Income Builder, Class R-6	19,993,116	1,189,990
Fixed income funds 15.0%
Capital World Bond Fund, Class R-6	37,031,119	714,330
Total investment securities 100.0% (cost: $4,503,539,000)		4,761,475
Other assets less liabilities 0.0%		(1,758)
Net assets 100.0%		$4,759,717
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
Capital World Bond Fund, Class R-6	26,617,004	10,718,898	304,783	37,031,119	$13,124	$714,330
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$300,377
Gross unrealized depreciation on investment securities	(43,165)
Net unrealized appreciation on investment securities	257,212
Cost of investment securities	4,504,263
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Balanced PortfolioSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 20.0%	Shares	Value (000)
New Perspective Fund, Class R-6	19,113,966	$749,076
Growth-and-income funds 20.0%
Capital World Growth and Income Fund, Class R-6	7,867,224	374,794
Washington Mutual Investors Fund, Class R-6	9,144,062	374,175
		748,969
Equity-income and Balanced funds 40.0%
American Balanced Fund, Class R-6	29,916,173	748,802
American Funds Global Balanced Fund, Class R-6	24,593,230	748,864
		1,497,666
Fixed income funds 20.0%
The Bond Fund of America, Class R-6	58,822,089	750,570
Total investment securities 100.0% (cost: $3,504,564,000)		3,746,281
Other assets less liabilities 0.0%		(1,534)
Net assets 100.0%		$3,744,747
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
American Funds Global Balanced Fund, Class R-6	—	24,593,230	—	24,593,230	$4,917	$748,864
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$241,863
Gross unrealized depreciation on investment securities	(1,497)
Net unrealized appreciation on investment securities	240,366
Cost of investment securities	3,505,915
American Funds Portfolio Series — American Funds Balanced Portfolio — Page 4 of 9

American Funds Income PortfolioSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth-and-income funds 20.0%	Shares	Value (000)
American Mutual Fund, Class R-6	16,636,863	$613,401
Equity-income and Balanced funds 39.9%
Capital Income Builder, Class R-6	10,298,957	612,994
The Income Fund of America, Class R-6	28,753,085	613,016
		1,226,010
Fixed income funds 40.1%
American High-Income Trust, Class R-6	58,646,636	614,617
U.S. Government Securities Fund, Class R-6	43,882,717	619,185
		1,233,802
Total investment securities 100.0% (cost: $2,979,774,000)		3,073,213
Other assets less liabilities 0.0%		(1,201)
Net assets 100.0%		$3,072,012
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
U.S. Government Securities Fund, Class R-6	34,598,326	9,419,548	135,157	43,882,717	$6,206	$619,185
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$135,434
Gross unrealized depreciation on investment securities	(42,167)
Net unrealized appreciation on investment securities	93,267
Cost of investment securities	2,979,946
American Funds Portfolio Series — American Funds Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Income PortfolioSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth-and-income funds 50.0%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	3,953,143	$188,328
Washington Mutual Investors Fund, Class R-6	4,602,339	188,328
		376,656
Tax-exempt fixed income funds 50.0%
American High-Income Municipal Bond Fund, Class R-6	12,229,073	188,327
The Tax-Exempt Bond Fund of America, Class R-6	14,531,461	188,328
		376,655
Total investment securities 100.0% (cost: $717,632,000)		753,311
Other assets less liabilities 0.0%		(199)
Net assets 100.0%		$753,112
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
American High-Income Municipal Bond Fund, Class R-6	8,118,250	4,116,817	5,994	12,229,073	$5,118	$188,327
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$35,367
Gross unrealized depreciation on investment securities	(98)
Net unrealized appreciation on investment securities	35,269
Cost of investment securities	718,042
American Funds Portfolio Series — American Funds Tax-Advantaged Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Fixed income funds 100.0%	Shares	Value (000)
The Bond Fund of America, Class R-6	12,462,237	$159,018
Intermediate Bond Fund of America, Class R-6	23,409,095	317,428
Short-Term Bond Fund of America, Class R-6	31,760,590	317,288
Total investment securities 100.0% (cost: $797,694,000)		793,734
Other assets less liabilities 0.0%		(333)
Net assets 100.0%		$793,401
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
Short-Term Bond Fund of America, Class R-6	26,145,563	6,085,972	470,945	31,760,590	$2,366	$317,288
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(5,325)
Net unrealized depreciation on investment securities	(5,325)
Cost of investment securities	799,059
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Tax-exempt fixed income funds 100.0%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	11,975,770	$190,654
The Tax-Exempt Bond Fund of America, Class R-6	6,304,705	81,709
Total investment securities 100.0% (cost: $275,823,000)		272,363
Other assets less liabilities 0.0%		(95)
Net assets 100.0%		$272,268
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	9,396,458	3,239,311	659,999	11,975,770	$3,400	$190,654
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(4,509)
Net unrealized depreciation on investment securities	(4,509)
Cost of investment securities	276,872
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2015, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-900-0915O-S49125	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2015